SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

For the
Allspring Absolute Return Fund
Allspring Asset Allocation Fund
Allspring Real Return Fund
(each a “Fund”, together the “Funds”)

Effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM will no longer serve as a portfolio manager of the Funds. After that date, all references to Travis L. Keshemberg, CFA, CIPM, FRM in each Funds’ prospectus and statement of additional information are hereby removed.

Effective immediately, David Kowalske is added as a portfolio manager to Allspring Absolute Return Fund and Allspring Real Return Fund. In the section entitled “Fund Summaries - Absolute Return Fund” and “Fund Summaries - Real Return Fund” the Funds Management table is amended to include the following.

Allspring Funds Management, LLC	Allspring Global Investments, LLC	David Kowalske, Jr., Portfolio Manager / 2025

Effective immediately, Randy Rennicke, CFA is added as a portfolio manager to Allspring Asset Allocation Fund. In the section entitled “Fund Summaries - Asset Allocation Fund” the Funds Management table is amended to include the following.

Allspring Funds Management, LLC	Allspring Global Investments, LLC	Randy Rennicke, CFA, Portfolio Manager / 2025

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to add Allspring Absolute Return Fund and Allspring Real Return Fund under David Kowalske, Jr. Additionaly, the table is amended to add the following biographical information for Randy Rennicke, CFA.

Randy Rennicke, CFA Asset Allocation Fund

Mr. Rennicke joined Allspring Investments or one of its predecessor firms in 2011, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Rennicke worked as a client service consultant at Wells Fargo Funds Distributor.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts table is added and the Portfolio Manager Fund Holdings table is amended to include the following:

Randy Rennicke, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Rennicke became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of April 30, 2024, at which time Mr. Rennicke was not a manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
David Kowalske, Jr	Absolute Return Fund Asset Allocation Fund Real Return Fund	$0[2] $10,001 - $50,000 $0[2]
Randy Rennicke, CFA	Asset Allocation Fund	$0[3]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Kowalske became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of April 30, 2024, at which time Mr. Kowalske was not a portfolio manager of the Fund.
3.	Mr. Rennicke became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of April 30, 2024, at which time Mr. Rennicke was not a manager of the Fund.

August 21, 2025	SUP3355 08-25